Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES	NOTE 14: RESEARCH AND DEVELOPMENT EXPENSES
	Year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands

Fees related to service providers	30	30	38